Note 23 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 4,048	$ 2,344
Gross increases for tax positions of current period	1,178	0
Gross increases for tax positions of prior periods	438	151
Amount recognized on acquisitions	0	1,826
Reduction for lapses in applicable statutes of limitations	(44)	(262)
Foreign currency translation	(153)	(11)
Balance	$ 5,467	$ 4,048